Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments amount	$ 16		$ 17	$ 23
Earnings (losses) of equity method investments	$ (1)	$ (1)	$ (8)	$ (5)	$ 5
China International Travel Service Limited
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage			49.00%
Uvet Global Business Travel S.p.A
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage			35.00%
HRG Jin Jiang Travel (China)
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage			51.00%
Impairment of investments			$ 2
Liga Travel GmbH Germany
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage			49.00%
OFB Reisen GmbH Austria
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage			50.00%
Bavaria Lloyd Reisebro GmbH Germany
Schedule of Equity Method Investments [Line Items]
Equity method investments, ownership percentage			25.00%